BUSINESS COMBINATION (Details 1) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Cash and cash equivalent	$ 478	$ 478
Restricted cash	51	51
Accounts receivable	1,773	1,773
Inventory	3,330	3,330
Prepaid expenses and other current assets	470	470
Right of use asset	1,151	1,151
Property and equipment, net	827	827
Other non-current assets	30	30
Goodwill	7,538	7,538	$ 0
Intangible assets	14,133	14,133
Accounts payable	(2,082)	(2,082)
Accrued compensation	(766)	(766)
Other accrued liabilities	(1,059)	(1,059)
Deferred revenue	(2,088)	(2,088)
Warranty Obligations	(535)	(535)
Leases Liability	(1,151)	(1,151)
Total purchase consideration	$ 22,100	$ 22,100